Schedule of Investments
RIMROCK CORE BOND FUND	August 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS – 14.9%
Aerospace & Defense – 0.4%
Textron Financial Corp.,
(Variable, ICE LIBOR USD 3M + 1.74%), 4.64%, 2/15/42(1)	30,000	22,875
Consumer/Retail – 0.7%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(2)	40,000	39,205
Energy – 3.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 6/15/29	40,000	36,724
Antero Resources Corp.,
5.38%, 3/1/30	20,000	18,851
CITGO Petroleum Corp.,
7.00%, 6/15/25	4,000	3,895
6.38%, 6/15/26	16,000	15,251
ConocoPhillips Co.,
6.95%, 4/15/29	25,000	28,557
Enterprise Products Operating LLC,
(Variable, ICE LIBOR USD 3M + 2.78%), 5.86%, 6/1/67 (1) (2)	40,000	33,770
Kinder Morgan, Inc.,
4.30%, 3/1/28	35,000	34,230
Magellan Midstream Partners L.P.,
3.25%, 6/1/30 (2)	40,000	35,515
		206,793
Financials – 1.0%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 7/23/29 (3)	30,000	28,718
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 1.33%), 4.45%, 12/5/29 (3)	30,000	28,927
		57,645
Healthcare – 2.8%
HCA, Inc.,
4.13%, 6/15/29	40,000	36,871
Owens & Minor, Inc.,
4.38%, 12/15/24	75,000	72,973
UnitedHealth Group, Inc.,
2.88%, 8/15/29	20,000	18,380
Zimmer Biomet Holdings, Inc.,
3.55%, 3/20/30 (2)	40,000	36,242
		164,466
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 14.9% continued
Media/Entertainment – 1.1%
Fox Corp.,
4.71%, 1/25/29	35,000	34,683
Match Group Holdings II LLC,
3.63%, 10/1/31	35,000	27,425
		62,108
Metals/Mining – 1.2%
Barrick North America Finance LLC,
5.75%, 5/1/43	30,000	30,962
Hecla Mining Co.,
7.25%, 2/15/28	40,000	38,220
		69,182
Real Estate – 0.6%
Equinix, Inc.,
2.50%, 5/15/31(2)	40,000	32,878
Telecom/Cable – 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	30,000	28,924
Comcast Corp.,
4.15%, 10/15/28	35,000	34,724
Frontier California, Inc.,
6.75%, 5/14/27	40,000	38,270
		101,918
Utilities/Power – 1.7%
FirstEnergy Transmission LLC,
5.45%, 7/15/44	35,000	34,867
4.55%, 4/1/49	20,000	17,461
Florida Power & Light Co.,
3.15%, 10/1/49 (2)	55,000	43,996
		96,324
Total Corporate Bonds
(Cost $969,813)		$853,394

COMMERCIAL MORTGAGE BACKED SECURITIES – 24.3%
Government Agency - Interest Only – 17.9%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K151, Class X1, 0.52%, 4/25/30(1) (4)	11,304,996	245,279
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class X1, 1.05%, 4/25/34(1) (4)	2,087,174	149,011

0

Schedule of Investments
RIMROCK CORE BOND FUND	August 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
COMMERCIAL MORTGAGE BACKED SECURITIES - 24.3% continued
Government Agency - Interest Only – 17.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.70%, 10/25/34(1) (4)	1,478,256	75,135
Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.10%, 1/25/31(1) (4)	2,590,404	151,123
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class X1, 1.10%, 8/25/36(1) (4)	1,153,278	105,413
FREMF Mortgage Trust, Series 2017-K153, Class X2A, 0.10%, 10/25/31	19,507,569	97,089
FREMF Mortgage Trust, Series 2018-K157, Class X2A, 0.10%, 8/25/33	14,076,491	97,885
Octagon 66 Ltd., Series 19K-1510, Class X2A, 0.10%, 1/25/34	13,946,810	104,713
		1,025,648
Non Agency – 5.5%
COMM Mortgage Trust, Series 2010-C1, Class D, 5.99%, 7/10/46(1) (4)	127,720	125,150
Commercial Mortgage Trust, Series 2006-GG7, Class AJ, 6.21%, 7/10/38(1) (4)	74,487	59,627
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class B, 4.24%, 1/5/34	24,000	23,513
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.59%, 9/15/39(1) (4)	135,000	109,914
		318,204
Non Agency - Interest Only – 0.9%
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.32%, 10/10/49(1) (4)	559,028	21,018
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XA, 1.12%, 10/15/48(1) (4)	1,494,859	29,476
		50,494
Total Commercial Mortgage Backed Securities
(Cost $1,518,668)		$1,394,346

	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES – 45.6%
Government Agency – 16.5%
Fannie Mae Interest Strip, Series 219, Class 1, 0.00%, 4/25/23(5)	2,794	2,762
Fannie Mae REMIC, Series 1993-236, Class FA, (Floating, U.S. Treasury Yield Curve Rate CMT 10Y - 408.00%, 12.00% Cap), 0.00%, 10/25/23(1) (6)	1,512	1,488
Fannie Mae REMIC, Series 1993-236, Class FB, (Floating, ICE LIBOR USD 1M - 25.13%, 12.00% Cap), 0.00%, 10/25/23(1) (6)	11,762	11,590
Fannie Mae REMIC, Series 2001-29, Class Z, 6.50%, 7/25/31	27,626	29,286
Fannie Mae REMIC, Series 2003-58, Class M, 3.50%, 7/25/33	11,376	11,097
Fannie Mae REMIC, Series 2005-68, Class PG, 5.50%, 8/25/35	47,732	49,492
Fannie Mae REMIC, Series 2006-77, Class PC, 6.50%, 8/25/36	19,570	20,669
Fannie Mae REMIC, Series 2007-22, Class PA, 5.50%, 3/25/37	2,171	2,205
Fannie Mae REMIC, Series 2008-46, Class JA, 4.50%, 5/25/38	17,916	17,819
Fannie Mae REMIC, Series 2010-53, Class ZJ, 5.00%, 7/25/40	33,031	35,347
Fannie Mae REMIC, Series 2013-113, Class HA, 3.00%, 11/25/31	218	217
Fannie Mae REMIC, Series 2013-13, Class MA, 4.00%, 1/25/43	81,158	81,550
Fannie Mae REMIC, Series 2016-95, Class LZ, 2.50%, 12/25/46	144,303	104,359
Fannie Mae REMIC, Series 2019-42, Class ZL, 3.00%, 8/25/49	214,970	165,353
Fannie Mae REMIC, Series G93-30, Class B, 0.00%, 8/25/23(5)	748	742
FHLMC-GNMA, Series 23, Class FE, (Floating, ICE LIBOR USD 1M - 25.13%, 12.00% Cap), 0.00%, 11/25/23(1) (6)	19,586	19,320
Freddie Mac REMIC, Series 2326, Class ZP, 6.50%, 6/15/31	16,154	17,106
Freddie Mac REMIC, Series 2653, Class SC, (Floating, 6.80% - ICE LIBOR USD 1M, 4.00% Floor, 6.80% Cap), 5.61%, 7/15/33(1)	22,806	22,202
Freddie Mac REMIC, Series 3001, Class MZ, 6.50%, 7/15/35	90,887	107,537

Schedule of Investments
RIMROCK CORE BOND FUND	August 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 45.6% continued
Government Agency – 16.5%continued
Freddie Mac REMIC, Series 3871, Class JB, 5.50%, 6/15/41	5,421	5,759
Freddie Mac REMIC, Series 3908, Class B, 2.50%, 6/15/39	22,555	21,041
Freddie Mac REMIC, Series 3990, Class GY, 3.50%, 1/15/42	30,000	28,014
Freddie Mac REMIC, Series 4120, Class QB, 1.50%, 10/15/42	6,080	5,578
Freddie Mac REMIC, Series 4146, Class ME, 3.50%, 12/15/42	12,000	11,660
Freddie Mac REMIC, Series 4170, Class TC, 1.63%, 2/15/28	123,917	118,468
Freddie Mac REMIC, Series 4182, Class MB, 1.50%, 5/15/41	3,952	3,752
Freddie Mac REMIC, Series 4286, Class DA, 3.50%, 10/15/30	38,579	38,207
Freddie Mac REMIC, Series 4471, Class GA, 3.00%, 2/15/44	12,656	12,256
		944,876
Government Agency - Interest Only – 16.0%
Fannie Mae REMIC, Series 2004-64, Class SW, (Floating, 7.05% - ICE LIBOR USD 1M, 7.05% Cap), 4.61%, 8/25/34(1)	33,213	3,122
Fannie Mae REMIC, Series 2005-12, Class SC, (Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 4.31%, 3/25/35(1)	44,594	3,890
Fannie Mae REMIC, Series 2005-122, Class SE, (Floating, 23.10% - ICE LIBOR USD 1M, 23.10% Cap), 14.55%, 11/25/35(1)	31,771	33,407
Fannie Mae REMIC, Series 2007-88, Class JI, (Floating, 6.45% - ICE LIBOR USD 1M, 6.45% Cap), 4.01%, 4/25/37(1)	213,718	23,166
Fannie Mae REMIC, Series 2010-118, Class LI, 5.50%, 10/25/40	54,898	9,305
Fannie Mae REMIC, Series 2010-147, Class KI, 1.18%, 1/25/41	920,332	26,710
Fannie Mae REMIC, Series 2011-87, Class SG, (Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 4.11%, 4/25/40(1)	237,650	9,179
Fannie Mae REMIC, Series 2013-103, Class SK, (Floating, 5.92% - ICE LIBOR USD 1M, 5.92% Cap), 3.48%, 10/25/43(1)	35,109	4,577
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 45.6% continued
Government Agency - Interest Only – 16.0%continued
Fannie Mae REMIC, Series 2016-105, Class SA, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.56%, 1/25/47(1)	25,151	3,321
Fannie Mae REMIC, Series 2016-74, Class GS, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.56%, 10/25/46(1)	38,742	5,458
Fannie Mae REMIC, Series 2018-62, Class SB, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 3.76%, 9/25/48(1)	165,183	22,399
Fannie Mae REMIC, Series 2020-56, Class DI, 2.50%, 8/25/50	245,066	39,794
Fannie Mae REMIC, Series 2020-96, Class IB, 3.00%, 1/25/51	76,588	12,567
Fannie Mae REMIC, Series 2021-3, Class JI, 2.50%, 2/25/51	82,267	11,107
Fannie Mae REMIC, Series 2021-50, Class IO, 4.00%, 8/25/51	76,054	14,371
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1522, Class X1, 0.61%, 10/25/36(1) (4)	1,797,950	84,635
Freddie Mac REMIC, Series 2981, Class SU, (Floating, 7.80% - ICE LIBOR USD 1M, 7.80% Cap), 5.41%, 5/15/30(1)	32,810	1,949
Freddie Mac REMIC, Series 3308, Class S, (Floating, 7.20% - ICE LIBOR USD 1M, 7.20% Cap), 4.81%, 3/15/32(1)	27,927	2,182
Freddie Mac REMIC, Series 3460, Class SA, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 3.81%, 6/15/38(1)	37,871	3,396
Freddie Mac REMIC, Series 3598, Class JI, 0.19%, 10/15/37(1) (4)	192,904	5,172
Freddie Mac REMIC, Series 3621, Class SB, (Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 3.84%, 1/15/40(1)	280,755	30,126
Freddie Mac REMIC, Series 3621, Class WI, 0.00%, 5/15/37(1) (4)	357,172	13,598
Freddie Mac REMIC, Series 3635, Class IB, 0.00%, 10/15/37(1) (4)	460,939	16,340

Schedule of Investments
RIMROCK CORE BOND FUND	August 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 45.6% continued
Government Agency - Interest Only – 16.0%continued
Freddie Mac REMIC, Series 3666, Class SC, (Floating, 5.77% - ICE LIBOR USD 1M, 5.77% Cap), 3.38%, 5/15/40(1)	88,796	8,747
Freddie Mac REMIC, Series 4029, Class IM, 4.00%, 4/15/42	16,314	2,987
Freddie Mac REMIC, Series 4106, Class EI, 3.50%, 4/15/41	90,138	7,340
Freddie Mac REMIC, Series 4150, Class DI, 3.00%, 1/15/43	242,769	23,086
Freddie Mac REMIC, Series 4165, Class TI, 3.00%, 12/15/42	403,450	29,645
Freddie Mac REMIC, Series 4194, Class BI, 3.50%, 4/15/43	25,225	4,001
Freddie Mac REMIC, Series 4259, Class DI, 4.00%, 6/15/43	73,799	5,490
Freddie Mac REMIC, Series 4363, Class TI, 0.59%, 10/15/39(1) (4)	165,783	6,386
Freddie Mac REMIC, Series 4367, Class GS, 0.57%, 3/15/37(1) (4)	131,581	6,261
Freddie Mac REMIC, Series 4415, Class IO, 0.71%, 4/15/41(1) (4)	84,082	3,315
Freddie Mac REMIC, Series 4940, Class PI, 4.00%, 7/25/49	35,202	5,526
Freddie Mac REMIC, Series 5013, Class IN, 2.50%, 9/25/50	799,623	117,856
Freddie Mac REMIC, Series 5014, Class DI, 4.00%, 9/25/50	48,505	9,271
Government National Mortgage Association, Series 2008-7, Class IO, 5.50%, 3/20/37	143,578	8,727
Government National Mortgage Association, Series 2009-88, Class QI, 6.00%, 9/16/39	97,250	1,360
Government National Mortgage Association, Series 2010-42, Class BS, (Floating, 6.48% - ICE LIBOR USD 1M, 6.48% Cap), 4.11%, 4/20/40(1)	18,210	2,253
Government National Mortgage Association, Series 2011-H18, Class AI, 1.16%, 8/20/61(1) (4)	26,830	1,102
Government National Mortgage Association, Series 2012-136, Class BI, 3.50%, 11/20/42	230,661	37,705
Government National Mortgage Association, Series 2013-133, Class PI, 5.00%, 2/16/37	48,507	4,205
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 45.6% continued
Government Agency - Interest Only – 16.0%continued
Government National Mortgage Association, Series 2015-159, Class HS, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 3.83%, 11/20/45(1)	49,114	5,336
Government National Mortgage Association, Series 2015-168, Class SD, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 3.83%, 11/20/45(1)	431,886	55,212
Government National Mortgage Association, Series 2016-160, Class GS, (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.73%, 11/20/46(1)	55,069	9,268
Government National Mortgage Association, Series 2017-130, Class YI, 4.00%, 4/20/45	607,749	61,539
Government National Mortgage Association, Series 2020-123, Class IL, 2.50%, 8/20/50	699,290	101,230
Government National Mortgage Association, Series 2020-77, Class EI, (Floating, 122.00% - ICE LIBOR USD 1M, 1.00% Cap), 1.00%, 8/20/49(1)	685,547	22,177
		919,796
Non Agency – 13.1%
Banc of America Mortgage Trust, Series 2003-H, Class 3A1, 3.27%, 9/25/33(1) (4)	105,171	99,335
Bear Stearns ALT-A Trust, Series 2004-1, Class 2A2, 3.32%, 2/25/34(1) (4)	31,817	29,859
Bear Stearns ARM Trust, Series 2003-6, Class 1A2, 3.90%, 8/25/33(1) (4)	42,142	42,075
CHL Mortgage Pass Through Trust, Series 2004-22, Class A3, 2.71%, 11/25/34(1) (4)	72,820	70,183
CHL Mortgage Pass Through Trust, Series 2004-HYB3, Class 2A, 2.72%, 6/20/34(1) (4)	36,141	34,900
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class 2A2, 2.62%, 11/25/32(1) (4)	73,356	69,659
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR12, Class 2A1, 4.55%, 4/25/33(1) (4)	13,949	13,496

Schedule of Investments
RIMROCK CORE BOND FUND	August 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 45.6% continued
Non Agency – 13.1%continued
CSFB Mortgage-Backed Pass Through Certificates, Series 2003-AR24, Class 2A4, 3.51%, 10/25/33(1) (4)	99,450	96,212
GRMT Mortgage Loan Trust, Series 2001-1A, Class A5, 6.65%, 7/20/31	28,989	28,806
IndyMac INDX Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 3.20%, 3/25/35(1) (4)	14,256	13,858
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1, 2.68%, 11/25/33(1) (4)	10,200	10,022
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A2, 2.49%, 7/25/35(1) (4)	47,250	46,462
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1, 2.87%, 12/25/34(1) (4)	41,622	37,645
Sequoia Mortgage Trust, Series 2003-3, Class A1, (Floating, ICE LIBOR USD 1M + 0.66%, 0.66% Floor, 11.50% Cap), 3.03%, 7/20/33(1)	56,264	53,515
Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-26A, Class 7A, 3.47%, 9/25/33(1) (4)	30,453	30,365
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A11, 3.67%, 7/25/34(1) (4)	30,429	30,355
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A3, 3.67%, 7/25/34(1) (4)	46,608	46,493
		753,240
Total Residential Mortgage Backed Securities
(Cost $2,786,739)		$2,617,912

U.S. GOVERNMENT OBLIGATIONS – 10.8%
U.S. Treasury Notes – 10.8%
0.50%, 11/30/23	50,000	48,207
0.63%, 10/15/24	300,000	282,680
3.38%, 8/15/42	300,000	292,828
		623,715
Total U.S. Government Obligations
(Cost $651,744)		$623,715

	NUMBER OF SHARES	VALUE (in USD)
SHORT TERM INVESTMENT FUND – 10.0%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 1.83%(7)	570,269	570,269
Total Short Term Investment Fund
(Cost $570,269)		$570,269

Total Investments – 105.6%
(Cost $6,497,233)		$6,059,636

REVERSE REPURCHASE AGREEMENTS – (3.6%)
J.P. Morgan Securities, 2.55%, due 9/23/22 (dated 8/26/22; collaterized by Florida Power & Light Co., 3.15%, due 10/1/49 and value $43,907)(2)	(42,953)	(42,953)
J.P. Morgan Securities, 2.60%, due 9/23/22 (dated 8/26/22; collaterized by Delta Air Lines, Inc./SkyMiles IP Ltd., 4.5%, due 10/20/25 and value $39,180)(2)	(35,487)	(35,487)
J.P. Morgan Securities, 2.60%, due 9/23/22 (dated 8/26/22; collaterized by Equinix, Inc., 2.5%, due 5/15/31 and value $32,814)(2)	(30,166)	(30,166)
J.P. Morgan Securities, 2.60%, due 9/23/22 (dated 8/26/22; collaterized by Magellan Midstream Partners L.P., 3.25%, due 6/1/30 and value $35,458)(2)	(32,864)	(32,864)
J.P. Morgan Securities, 2.65%, due 9/23/22 (dated 8/26/22; collaterized by Enterprise Products Operating LLC, 5.86%, due 6/1/67 and value $33,700)(2)	(30,660)	(30,660)
J.P. Morgan Securities, 2.65%, due 9/23/22 (dated 8/26/22; collaterized by Zimmer Biomet Holdings, Inc., 3.55%, due 3/20/30 and value $36,149)(2)	(33,809)	(33,809)
Total Reverse Repurchase Agreements
(Cost $(205,939))		$(205,939)
Liabilities less Other Assets – (2.0%)		(113,035)
NET ASSETS – 100.0%		$5,740,662

(1)	Variable rate security. Rate as of August 31, 2022 is disclosed.
(2)	All or a portion of this security was pledged as collateral for reverse repurchase agreements. The total value of pledged collateral was $221,208, which represented 3.85% of the net assets of the fund.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of August 31, 2022.

Schedule of Investments
RIMROCK CORE BOND FUND	August 31, 2022 (UNAUDITED)
(4)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(5)	Zero coupon bond.
(6)	Zero coupon bond - interest rate reflects effective yield on the date of purchase.
(7)	7-day current yield as of August 31, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ARM - Adjustable Rate Mortgage

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

GNMA - Government National Mortgage Association

ICE - Intercontinental Exchange

IO - Interest Only

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar
Percentages shown are based on Net Assets.
At August 31, 2022, the Fund had open futures contracts as follows:
TYPE	NO. OF CONTRACTS	NOTIONAL AMOUNT	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APP/(DEP)
10-Year U.S. Treasury Note	1	$116,906	Long	12/22	$(750)
Ultra U.S. Treasury Bond	3	448,500	Long	12/22	(4,148)
Total					$(4,898)
At August 31, 2022, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	9.4%
AAA	58.8
AA	6.6
A	5.5
QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	13.2%
BB	4.9
B	0.6
CCC	1.0
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of August 31, 2022:
INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:(1)
Corporate Bonds	$—	$853,394	$—	$853,394
Commercial Mortgage Backed Securities	—	1,394,346	—	1,394,346
Residential Mortgage Backed Securities	—	2,617,912	—	2,617,912
U.S. Government Obligations	—	623,715	—	623,715
Short Term Investment Fund	570,269	—	—	570,269
Liabilities:
Reverse Repurchase Agreements	—	(205,939)	—	(205,939)
Total Investments	$570,269	$5,283,428	$—	$5,853,697
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(4,898)	$—	$—	$(4,898)

(1)	Classifications as defined in the Schedule of Investments.

Schedule of Investments
RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	August 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS – 79.4%
Chemicals/Paper/Packaging – 5.2%
OCP S.A.,
5.13%, 6/23/51	200,000	144,242
Sasol Financing U.S.A. LLC,
4.38%, 9/18/26	200,000	186,269
		330,511
Consumer/Retail – 2.9%
InRetail Shopping Malls,
5.75%, 4/3/28	200,000	185,811
Energy – 13.2%
AI Candelaria Spain S.A.,
7.50%, 12/15/28	250,000	237,358
Ecopetrol S.A.,
6.88%, 4/29/30	100,000	93,069
FEL Energy VI S.a.r.l.,
5.75%, 12/1/40	188,377	142,611
Geopark Ltd.,
5.50%, 1/17/27	200,000	174,012
Petroleos Mexicanos,
6.88%, 8/4/26	200,000	187,392
		834,442
Financials – 14.0%
Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 6.75%, 9/27/24 (1) (2)	200,000	192,970
Bancolombia S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.94%), 4.63%, 12/18/29 (1)	200,000	174,554
BBVA Bancomer S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 1/18/33 (1)	200,000	178,626
Cibanco S.A. Ibm/PLA Administradora Industrial S. de R.L. de C.V.,
4.96%, 7/18/29	200,000	175,724
Movida Europe S.A.,
5.25%, 2/8/31	200,000	163,050
		884,924
Food & Beverage – 9.8%
Grupo Bimbo S.A.B. de C.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.28%), 5.95%, 4/17/23 (1) (2)	250,000	247,894
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 79.4% continued
Food & Beverage – 9.8%continued
Kernel Holding S.A.,
6.50%, 10/17/24	200,000	83,100
MHP Lux S.A.,
6.95%, 4/3/26	200,000	92,000
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	200,000	200,173
		623,167
Manufacturing/Industrials – 14.3%
Adani Ports & Special Economic Zone Ltd.,
3.10%, 2/2/31	200,000	157,366
Cemex S.A.B. de C.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.53%), 5.13%, 6/8/26 (1) (2)	200,000	166,287
GTL Trade Finance, Inc.,
7.25%, 4/16/44	200,000	220,690
KOC Holding A.S.,
6.50%, 3/11/25	200,000	188,892
Limak Iskenderun Uluslararasi Liman Isletmeciligi A.S.,
9.50%, 7/10/36	200,000	170,064
		903,299
Metals/Mining – 2.8%
Stillwater Mining Co.,
4.00%, 11/16/26	200,000	177,220
Real Estate – 2.6%
CIBANCO S.A. Institucion de Banca Multiple Trust CIB,
4.38%, 7/22/31	200,000	147,723
Yuzhou Group Holdings Co. Ltd.,
8.30%, 5/27/25	200,000	15,850
		163,573
Telecom/Cable – 11.8%
Colombia Telecomunicaciones S.A. ESP,
4.95%, 7/17/30	200,000	166,857
Network i2i Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.27%), 5.65%, 1/15/25 (1) (2)	200,000	191,606
Sable International Finance Ltd.,
5.75%, 9/7/27	226,000	207,281

Schedule of Investments
RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	August 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 79.4% continued
Telecom/Cable – 11.8%continued
Turkcell Iletisim Hizmetleri A.S.,
5.75%, 10/15/25	200,000	178,004
		743,748
Utilities/Power – 2.8%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia SpA,
5.38%, 12/30/30	250,000	175,000
Total Corporate Bonds
(Cost $5,960,685)		$5,021,695

	NUMBER OF SHARES	VALUE (in USD)
SHORT TERM INVESTMENT FUND – 19.5%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 1.83%(3)	1,234,415	1,234,415
	Total Short Term Investment Fund
	(Cost $1,234,415)	$1,234,415

	Total Investments – 98.9%
	(Cost $7,195,100)	$6,256,110
	Other Assets less Liabilities – 1.1%	68,031
	NET ASSETS – 100.0%	$6,324,141

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of August 31, 2022.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	7-day current yield as of August 31, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

5Y - 5 Year

CIB - Corporate and Investment Bank

CMT - Constant Maturity

LLC - Limited Liability Company

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Spanish: Variable Stock Corporation)
Percentages shown are based on Net Assets.
At August 31, 2022, the Fund had open futures contracts as follows:
TYPE	NO. OF CONTRACTS	NOTIONAL AMOUNT	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APP/(DEP)
10-Year U.S. Treasury Note	1	$116,906	Long	12/22	$(750)
5-Year U.S. Treasury Note	2	221,641	Long	12/22	(242)
Total					$(992)
At August 31, 2022, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	19.7%
BBB	7.6
BB	51.8
B	17.8
C	1.6
D	1.5
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Schedule of Investments
RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	August 31, 2022 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of August 31, 2022:
INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:(1)
Corporate Bonds	$—	$5,021,695	$—	$5,021,695
Short Term Investment Fund	1,234,415	—	—	1,234,415
Total Investments	$1,234,415	$5,021,695	$—	$6,256,110
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(992)	$—	$—	$(992)

(1)	Classifications as defined in the Schedule of Investments.